ORDINARY SHARES (Details) $ in Thousands		12 Months Ended
	Sep. 04, 2024 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Mar. 31, 2025 USD ($)	Jun. 29, 2023 USD ($)
Reverse stock split ratio	0.0833
Number of shares surrendered | shares	114,233,006
Value of shares surrendered | $	$ 0
Repurchase of ordinary shares | $		$ 724	$ 1,237	$ 2,296
Ordinary Shares
Issuance of ordinary shares from treasury shares (in shares) | shares				74,656
Repurchase of outstanding shares (in share) | shares		4,339,596	2,849,814	3,571,460
Treasury Shares
Service charges | $				$ 190
Repurchase of ordinary shares | $		$ 724	$ 1,237	$ 2,296
ADS
Issuance of ordinary shares (in shares) | shares				6,221
Authorized stock repurchase | $		$ 3,000			$ 700	$ 10,000
Repurchase of outstanding shares (in share) | shares		361,633	237,485	297,622
Ordinary Shares
Repurchase of outstanding shares (in share) | shares		4,339,596	2,849,814	3,571,460
Repurchase of ordinary shares | $		$ 724	$ 1,237	$ 2,296